RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of compensation

Compensation to key executives includes:

	Year Ended December 31,
	2018		2017		2016
	Number of persons	Amount	Number of persons	Amount	Number of persons	Amount
		U.S. dollars in thousands		U.S. dollars in thousands		U.S. dollars in thousands
Employee compensation	7	$1,835	7	$1,384	6	$1,590
Share-based payment	7	702	7	1,083	6	1,168
		$2,537		$2,467		$2,758

Compensation to directors who are not employed by the Company:

	Year Ended December 31,
	2018		2017		2016
	Number of persons	Amount	Number of persons	Amount	Number of persons	Amount
		U.S. dollars in thousands		U.S. dollars in thousands		U.S. dollars in thousands
Total benefits to directors not employed by the Company	8	$284	9	$306	9	$278

	Year Ended December 31,			December 31,
	2018	2017	2016	2018	2017
	Transaction amounts			Carrying amount
	U.S. dollars in thousands			U.S. dollars in thousands
Key executives (including directors) of the Company	$2,821	$2,773	$3,035	$341	$1,147